SUPPLEMENT DATED OCTOBER 1, 2009

TO PROSPECTUS DATED MAY 1, 2009
FOR FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE INSUARNCE

TO PROSPECTUS DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

TO PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE

TO PROSPECTUS DATED APRIL 25, 2007
FOR FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE,
FUTURITY ACCUMULATOR VARIABLE UNIVERSAL LIFE INSURANCE,
FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE AND
FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

The Board of Trustees of the MFS Variable Insurance Trust II (the “Trust”) approved, subject to shareholder approval, the merger of MFS Capital Appreciation Portfolio into MFS Massachusetts Investors Growth Stock Portfolio. It is expected that this approval will be sought at a shareholder meeting expected to be held in November, 2009.

If shareholders approve the proposal relating to the merger of the Portfolios of the Trust then, after the close of business on December 4, 2009, all of the assets of MFS Capital Appreciation Portfolio will be transferred to MFS Massachusetts Investors Growth Stock Portfolio and shareholders of MFS Capital Appreciation Portfolio will receive shares of MFS Massachusetts Investors Growth Stock Portfolio in exchange for their shares of MFS Capital Appreciation Portfolio.

On December 2, 2009, the MFS Capital Appreciation Portfolio will be closed to premium allocations and transfers. However, any automatic programs such as dollar-cost averaging or portfolio rebalancing into the MFS Capital Appreciation Portfolio will continue until the merger is completed.

Immediately after the merger, allocations that are part of a dollar-cost averaging program or a portfolio rebalancing program will continue with the MFS Massachusetts Investors Growth Stock Portfolio replacing the MFS Capital Appreciation Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

SVUL, FVUL, Protector, Protector II, Accumulator, Accumulator II, Survivorship II Fund Merger 2009